Multi-Select Securities Fund for Puerto Rico Residents Large Cap Growth Portfolio I

Schedule of Investments			December 31, 2025 (Unaudited)
COMMON STOCKS - 82.72% of net assets applicable to common unitholders Shares		Issuer	Value

Canada - 1.24% of net assets applicable to common unitholders
Business Services - 1.50% of total investments
746	A	Shopify, Inc.	$120,084

Total Canada (cost $73,845)			$120,084

Luxembourg - 1.73% of net assets applicable to common unitholders
Business Services - 2.09% of total investments
288	A	Spotify Technology, S.A.	$167,244

Total Luxembourg (cost $140,709)			$167,244

United States - 79.75% of net assets applicable to common unitholders
Apparel - 1.19% of total investments
505	A	Cintas Corp.	$94,975

Business Services - 27.65% of total investments
319	A	Cadence Design Systems, Inc.	99,713
243		Intuit, Inc.	160,968
1,639		Alphabet, Inc. Class C	514,318
1,854		Microsoft Corp.	896,631
452		Oracle Corp.	88,099
352		Mastercard Incorporated	200,950
819	A	Snowflake, Inc.	179,656
411	A	Palantir Technologies, Inc.	73,055

Chemicals & Allied - 4.09% of total investments
204		Eli Lilly and Company	219,235
238		Vertex Pharmaceuticals, Inc.	107,900

Electronic and Equipment - 24.61% of total investments
243		Advanced Micro Devices, Inc.	52,041
973		Amphenol Corp.	131,491
310		Analog Devices, Inc.	84,072
5,278		NVIDIA Corp.	984,347
1,103		Broadcom, Inc.	381,748
374		General Electric Company	115,203
208		GE Vernova, Inc.	135,943
202		Quanta Services, Inc	85,256

Fabricated Metal Products, except Machinery and Transportation Equipment - 1.36% of total investments
170	A	Axon Enterprise, Inc.	96,548
14		Parker Hannifin Corp.	12,305

Hotels, Rooming Houses, Camps, and Other Lodging Places - 1.40% of total investments
391		Hilton Worldwide Holdings, Inc.	112,315

Industrial & Commercial Machinery & Computer Equipment - 9.09% of total investments
2,677		Apple, Inc.	727,769

Local and Suburban Transit - 1.66% of total investments
586	A	DoorDash, Inc.	132,717

Measuring, Analytics, & Control Instruments -3.73% of total investments
301		Stryker Corp.	105,792
340	A	Intuitive Surgical, Inc.	192,562

Miscellaneous Retail - 5.76% of total investments
1,998	A	Amazon.com, Inc.	461,178

Miscellaneous Services - 5.02% of total investments
750		ServiceNow, Inc.	114,893
435		Meta Platforms, Inc.	287,139

Motion Pictures - 1.28% of total investments
1,095	A	Netflix, Inc.	102,667

Non-Depository Institution- 1.93% of total investments
440		Visa, Inc.	154,312

Security & Commodity Brokers, Dealers, Exchanges and Services - 3.01% of total investments
506		Ares Management Corp.	81,785
609		KKR & Co., Inc.	77,635
838		Nasdaq, Inc.	81,395

Primary Metal Industries - 1.018% of total investments
396		Howmet Aerospace, Inc.	81,188

Transportation Equipment - 2.30% of total investments
409	A	Tesla, Inc.	183,935

Wholesale Trade - 1.33% of total investments
130		McKesson Corp.	106,638

Total United States (cost $5,595,446)			$7,718,377

TOTAL COMMON STOCKS (cost $5,809,999)			$8,005,705

		Total investments (82.72% of net assets)	$8,005,705
		Other assets less liabilities (17.28% of net assets)	1,672,352

		Net assets applicable to common unitholders - 100%	$9,678,057

Open Futures		Issuer	Expiration Date		Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
3 Equity Index Contracts		Russell 1000 Mini Index	03/20/26	$	720,555	$3,705

		The underlying notional amount at value of open long futures contracts is 7.45% of net assets applicable to common unitholders.

	A	Non-dividend producing security.